Share-Based Compensation (Details) - Schedule of Total Outstanding Options	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Share Options Outstanding and Activity [Abstract]
Number of options, Outstanding | shares
Weighted average exercise price, Outstanding | $ / shares
Weighted average remaining contractual life, Outstanding
Aggregate Intrinsic Value, Outstanding | $
Number of options, Addition due to acquisition of AIX | shares	4,000,000
Weighted average exercise price, Addition due to acquisition of AIX | $ / shares	$ 0.2305
Weighted average remaining contractual life, Addition due to acquisition of AIX	4 years 8 months 8 days
Aggregate Intrinsic Value , Addition due to acquisition of AIX | $
Number of options, Outstanding | shares	4,000,000
Weighted average exercise price , Outstanding | $ / shares	$ 0.2305
Weighted average remaining contractual life, Outstanding	4 years 8 months 8 days
Aggregate Intrinsic Value , Outstanding | $